Investment Portfolio	as of May 31, 2022 (Unaudited)
DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 99.8%
New York 98.3%
Albany, NY, Airport Authority Revenue:
Series B, AMT, 5.0%, 12/15/2025	1,400,000	1,498,061
Series B, AMT, 5.0%, 12/15/2026	500,000	542,946
Albany, NY, Capital Resource Corp., National Charter School Revenue, Equitable School Revolving Fund LLC:
Series D, 4.0%, 11/1/2046	1,500,000	1,499,781
Series D, 4.0%, 11/1/2051	1,000,000	987,379
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty-Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,092,408
Broome County, NY, Local Development Corp. Revenue, Good Shepherd Village, 4.0%, 1/1/2047	1,160,000	1,041,079
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AGMC	1,250,000	1,243,431
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,000,000	1,014,943
Series A, 4.0%, 11/1/2045	1,000,000	1,002,472
Dutchess County, NY, Local Development Corp. Revenue, Culinary Institute Of America Project:
4.0%, 7/1/2036	200,000	200,448
4.0%, 7/1/2037	200,000	200,028
4.0%, 7/1/2038	200,000	198,754
Dutchess County, NY, Local Development Corp. Revenue, Marist College Project, 5.0%, 7/1/2043	3,000,000	3,247,712
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,024,692
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	1,300,000	1,350,721
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,341,521
Hempstead Town, NY, Local Development Corp. Revenue, Molloy College Project, 5.0%, 7/1/2048	745,000	787,069
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,909,584
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,056,484
Long Island, NY, Electric System Revenue, Power Authority:
Series A, 5.0%, 9/1/2037	1,645,000	1,659,260
5.0%, 9/1/2039	1,000,000	1,117,456
5.0%, 9/1/2047	500,000	549,362
Long Island, NY, Power Authority, Series B, 5.0%, 9/1/2036	1,000,000	1,091,527
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,691,858
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,108,527
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	954,726
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,364,480

Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	1,031,256
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester:
Series A, 4.0%, 7/1/2050	1,000,000	1,001,253
Series A, 5.0%, 7/1/2033	1,000,000	1,066,754
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: BAM	2,000,000	2,118,680
New York, Brookhaven Local Development Corp. Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,295,861
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,557,808
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,635,445
New York, Build New York City Resource Corp. Revenue, Academic Leadership Charter School Project, 4.0%, 6/15/2036	720,000	697,464
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	1,028,117
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	1,004,371
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	750,000	773,018
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	1,500,000	1,618,475
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	2,640,000	2,870,719
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,142,516
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “2”, 2.8%, 9/15/2069	2,750,000	2,573,514
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.65% (a), 6/1/2022, LOC: Barclays Bank PLC	150,000	150,000
Series B, 4.0%, 11/15/2034	3,500,000	3,507,310
Series B, 5.0%, 11/15/2043	1,000,000	1,020,929
Series D, 5.0%, 11/15/2043	1,000,000	1,075,349
Series A-2, 5.0%, 11/15/2045	2,665,000	2,964,540
Series B, 5.25%, 11/15/2044	3,000,000	3,125,143
New York, Metropolitan Transportation Authority Revenue, Green Bonds, Series A1, 5.25%, 11/15/2057	1,000,000	1,076,546
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.6% (a), 6/1/2022, LOC: TD Bank NA	450,000	450,000
New York, State Bridge Authority Revenue:
Series B, 4.0%, 1/1/2035	525,000	543,780
Series B, 4.0%, 1/1/2036	650,000	668,964
New York, State Dormitory Authority Revenue, Non State Supported Debt, School District-Bond Financing Program, Series A, 5.0%, 10/1/2027	2,000,000	2,231,037
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph's College:
4.0%, 7/1/2031	500,000	505,597
Series A, 4.0%, 7/1/2032	500,000	504,412
Series A, 4.0%, 7/1/2033	500,000	503,305
Series A, 4.0%, 7/1/2035	500,000	501,255
Series A, 5.0%, 7/1/2030	500,000	551,088
New York, State Dormitory Authority Revenue, Non State Supported Debt, Teacher's College, 5.0%, 7/1/2052	1,500,000	1,667,927
New York, State Dormitory Authority Revenue, Non-State Supported Debt:
Series A, 5.0%, 1/15/2026	1,095,000	1,196,054
Series A, 5.0%, 7/1/2049	3,000,000	3,360,156
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Iona College, Series A, 5.0%, 7/1/2051	500,000	535,623
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,306,211

New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	3,060,833
New York, State Dormitory Authority Revenue, Rockefeller University, Series A, 4.0%, 7/1/2042	3,000,000	3,134,588
New York, State Dormitory Authority Revenue, Wagner College, 5.0%, 7/1/2047	2,000,000	2,066,458
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.0%, 5/1/2030	1,500,000	1,579,434
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health System, Series A, 5.0%, 5/1/2052	1,000,000	1,102,081
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, 5.0%, 7/1/2033	360,000	380,871
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, Series A, 5.0%, 7/1/2049	1,250,000	1,373,376
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,063
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	1,903,129
Series A, 5.0%, 7/1/2038	1,000,000	1,088,023
Series A, 5.0%, 7/1/2048	2,000,000	2,236,595
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School, Series A, 4.0%, 7/1/2052	1,500,000	1,439,882
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2043	3,000,000	3,334,450
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,452,099
Series A, 4.0%, 3/15/2049	1,500,000	1,540,540
Series A, 5.0%, 3/15/2045	2,835,000	3,110,704
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, Series B, 4.0%, 6/15/2049	2,000,000	2,079,816
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,852,190	1,425,089
New York, State Liberty Development Corp. Revenue, A World Trade Center Project:
Series A, 1.9%, 11/15/2031	200,000	168,087
Series A, 3.0%, 9/15/2043	2,000,000	1,777,796
Series A, 3.5%, 9/15/2052	1,000,000	893,970
New York, State Liberty Development Corp. Revenue, World Trade Center, “1-3”, 144A, 5.0%, 11/15/2044	2,000,000	2,008,643
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	810,000	815,267
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	873,402
New York, State Power Authority Revenue Green Transmission Project:
Series A, 4.0%, 11/15/2040, INS: AGMC	665,000	692,614
Series A, 4.0%, 11/15/2041, INS: AGMC	585,000	608,303
Series A, 4.0%, 11/15/2042, INS: AGMC	335,000	347,596
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,304,718
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	509,045
Series A, 4.0%, 1/1/2038	500,000	508,453
Series B, 4.0%, 1/1/2050	3,000,000	3,056,695
Series A, 5.0%, 1/1/2041	3,000,000	3,200,758
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	489,323
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 4.0%, 10/1/2030	1,000,000	997,066
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	935,592

New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	1,100,000	1,061,702
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,586,204
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
AMT, 5.0%, 12/1/2034	105,000	112,411
AMT, 5.0%, 12/1/2036	275,000	294,071
AMT, 5.0%, 12/1/2041	1,500,000	1,610,091
New York, State Urban Development Corp. Personal Income Tax Revenue, Series E, 3.0%, 3/15/2048	2,000,000	1,750,877
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	3,000,000	3,084,151
New York, Transportation Development Corp. Special Facility Revenue, 5.0%, 12/1/2035	575,000	621,671
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-1, 4.0%, 5/15/2046	1,000,000	1,030,308
Series A, 5.0%, 11/15/2056	1,000,000	1,121,214
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series 4-C, 0.67% (a), 6/1/2022, LOC: U.S. Bank NA	125,000	125,000
Series A, 4.0%, 5/15/2040	1,000,000	1,044,223
Series B, 5.0%, 5/15/2030 (b)	1,000,000	1,156,837
Series B, 5.0%, 5/15/2031 (b)	1,000,000	1,153,030
Series C, 5.0%, 5/15/2047	3,000,000	3,439,440
Series A, 5.0%, 11/15/2049	315,000	353,517
Series A, 5.0%, 11/15/2054	345,000	385,608
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	1,500,000	1,522,969
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	3,817,862
New York City, NY, Housing Development Corp. Revenue, Series B1, Prerefunded, 5.25%, 7/1/2031	2,845,000	2,958,043
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, 5.0%, 7/1/2028	2,000,000	2,003,095
New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AGMC	1,000,000	996,282
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series EE-2, 0.67% (a), 6/1/2022, LIQ: State Street B&T Co.	200,000	200,000
Series BB-1, 4.0%, 6/15/2045	1,500,000	1,557,291
Series EE, 5.0%, 6/15/2045	3,000,000	3,127,745
New York City, NY, Transitional Finance Authority Revenue, Series E-1, 4.0%, 2/1/2039	1,000,000	1,046,333
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C-1, 4.0%, 5/1/2045	1,000,000	1,032,844
Series B1, 5.0%, 11/1/2040	4,000,000	4,166,526
Series F-1, 5.0%, 2/1/2043	585,000	673,436
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	1,000,000	1,110,079
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,025,919
New York, NY, General Obligation:
Series E-5, 0.6% (a), 6/1/2022, LOC: TD Bank NA	600,000	600,000
Series I-4, 0.6% (a), 6/1/2022, LOC: TD Bank NA	350,000	350,000
Series G-6, 0.61% (a), 6/1/2022, LOC: Mizuho Bank Ltd.	145,000	145,000
Series A-1, 4.0%, 8/1/2036	3,000,000	3,085,489
Series A, 5.0%, 8/1/2025	1,000,000	1,090,541
Series B-1, 5.0%, 8/1/2032	500,000	599,435
Series B-1, 5.0%, 12/1/2034	2,800,000	3,069,823
Series D-1, 5.5%, 5/1/2044	285,000	342,532

Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
AMT, 5.0%, 4/1/2037	335,000	360,056
AMT, 5.0%, 4/1/2038	600,000	643,941
Oneida County, NY, Local Development Corp. Revenue, Utica College Project, 5.0%, 7/1/2049	1,770,000	1,818,955
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	323,471
Series B, 4.0%, 7/1/2040	290,000	287,759
5.0%, 7/1/2046	450,000	485,007
5.0%, 7/1/2051	700,000	750,973
Onondaga, NY, Civic Development Corp. Revenue, Syracus University Project, Series A, 5.0%, 12/1/2033	1,000,000	1,140,799
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028 (c)	1,400,000	1,089,480
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,117,715
Port Authority of New York & New Jersey:
AMT, 5.0%, 10/1/2026	1,125,000	1,233,478
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	3,808,141
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,170,457
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,183,721
Suffolk County, NY, General Obligation, Series A, 5.0%, 6/15/2034	525,000	612,328
Suffolk County, NY, Tobacco Asset Securitization Corp., Series A-2, 4.0%, 6/1/2050	1,000,000	1,003,754
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,013,102
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	405,000	458,905
Series A, 5.0%, 9/1/2031	1,855,000	2,086,260
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,928,336
Western Nassau County, NY, Water Authority:
Series A, 4.0%, 4/1/2046	300,000	305,564
Series A, 4.0%, 4/1/2051	600,000	608,732
Series A, Prerefunded, 5.0%, 4/1/2040	1,400,000	1,514,907
Yonkers, NY, Economic Developemet Corp., Educational Revenue, Charter School Of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	648,623
Series A, 5.0%, 10/15/2050	325,000	328,302
Series A, 5.0%, 10/15/2054	465,000	469,539
Yonkers, NY, Industrial Development Agency, New Community School Project, 4.0%, 5/1/2051	3,000,000	3,034,991
		237,031,440
Guam 0.9%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	155,000	167,601
Series A, 5.0%, 1/1/2050	145,000	159,319
Guam, International Airport Authority Revenue:
Series A, 3.839%, 10/1/2036	400,000	357,180
Series C, AMT, 6.375%, 10/1/2043	155,000	161,598
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	165,000	174,655
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	125,000	134,577
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	591,781
Series A, 5.0%, 10/1/2037	210,000	222,172
Series A, 5.0%, 10/1/2038	190,000	200,778
Series A, 5.0%, 10/1/2040	135,000	142,340
		2,312,001

Puerto Rico 0.6%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	415,135	394,347
Series A1, 4.0%, 7/1/2046	515,217	482,023
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	481,158
		1,357,528
Total Municipal Investments (Cost $246,715,175)		240,700,969

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $246,715,175)	99.8	240,700,969
Other Assets and Liabilities, Net	0.2	473,001
Net Assets	100.0	241,173,970
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(b)	When-issued security.
(c)	Defaulted security or security for which income has been deemed uncollectible.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$240,700,969	$—	$240,700,969
Total	$—	$240,700,969	$—	$240,700,969
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DNYTF-PH3
R-080548-1 (1/23)